Other reserves (Tables)	9 Months Ended
Sep. 30, 2023
Other reserves.
Schedule of other reserves

	Fair value
	through
	other		Share‑	Loss on	Foreign
	comprehensive		based	transaction	exchange
	income	Restructuring	payment	between	translation
	reserve	reserve	reserve	owners	reserve	Total
	$’000	$’000	$’000	$’000	$’000	$’000

At January 1, 2022	(3)	4,019	176,698	(840,359)	(183,266)	(842,911)
Other comprehensive income*	—	—	—	—	59,521	59,521
Options converted to shares	—	—	(88,469)	—	—	(88,469)
Recognition of share‑based payment expense	—	—	13,423	—	—	13,423
Other reclassifications related to share-based payment	—	—	(2,835)	—	—	(2,835)
At December 31, 2022	(3)	4,019	98,817	(840,359)	(123,745)	(861,271)

At January 1, 2023	(3)	4,019	98,817	(840,359)	(123,745)	(861,271)
Other comprehensive income	7	—	—	—	621,355	621,362
Options converted to shares	—	—	(89,432)	—	—	(89,432)
Recognition of share‑based payment expense	—	—	9,327	—	—	9,327
Other reclassifications related to share based payment	—	—	(1,426)	—	—	(1,426)
At September 30, 2023	4	4,019	17,286	(840,359)	497,610	(321,440)

*re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.